Allowances for Loan and Lease Losses and Unfunded Loan Commitments and Letters of Credit (Rollforward of Allowance For Loan and Lease Losses and Associated Loan Data) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	$ 2,727,000,000		$ 3,331,000,000		$ 3,609,000,000
Charge-offs	(886,000,000)		(805,000,000)		(1,021,000,000)
Recoveries	343,000,000		419,000,000		490,000,000
Net charge-offs	(543,000,000)		(386,000,000)		(531,000,000)
Provision For Credit Losses	433,000,000		255,000,000		273,000,000
Net change in allowance for unfunded loan commitments and letters of credit	(40,000,000)		(2,000,000)		(17,000,000)
Net Recoveries of purchased impaired loans and other	12,000,000		(471,000,000)
Other					(3,000,000)
Ending Balance	2,589,000,000		2,727,000,000		3,331,000,000
Loans collectively evaluated for impairment - associated allowance	1,938,000,000		2,022,000,000		1,996,000,000
Impaired loans - associated allowance	331,000,000		395,000,000
Loans collectively evaluated for impairment	204,392,000,000		199,609,000,000		196,033,000,000
Fair value option loans	893,000,000		905,000,000		1,034,000,000
Purchased impaired loans	2,956,000,000		3,522,000,000		4,858,000,000
Total loans	$ 210,833,000,000	[1]	$ 206,696,000,000	[1]	$ 204,817,000,000
Portfolio segment ALLL as a percentage of total ALLL	100.00%		100.00%		100.00%
Ratio of the allowance for loan and lease losses to total loans	1.23%		1.32%		1.63%
TDRs [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Loans individually evaluated for impairment - associated allowance	$ 271,000,000		$ 319,000,000		$ 386,000,000
Loans individually evaluated for impairment	2,221,000,000		2,351,000,000		2,583,000,000
Other Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Loans individually evaluated for impairment - associated allowance	60,000,000		76,000,000		77,000,000
Loans individually evaluated for impairment	371,000,000		309,000,000		309,000,000
Purchased Impaired Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Impaired loans - associated allowance	320,000,000		310,000,000		872,000,000
Total commercial lending [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	1,605,000,000		1,571,000,000		1,547,000,000
Charge-offs	(363,000,000)		(255,000,000)		(360,000,000)
Recoveries	178,000,000		240,000,000		305,000,000
Net charge-offs	(185,000,000)		(15,000,000)		(55,000,000)
Provision For Credit Losses	153,000,000		55,000,000		100,000,000
Net change in allowance for unfunded loan commitments and letters of credit	(39,000,000)		(3,000,000)		(18,000,000)
Net Recoveries of purchased impaired loans and other			(3,000,000)
Other					(3,000,000)
Ending Balance	1,534,000,000		1,605,000,000		1,571,000,000
Loans collectively evaluated for impairment - associated allowance	1,392,000,000		1,437,000,000		1,353,000,000
Impaired loans - associated allowance	105,000,000		119,000,000
Loans collectively evaluated for impairment	137,047,000,000		132,632,000,000		127,207,000,000
Purchased impaired loans	109,000,000		169,000,000		310,000,000
Total loans	$ 137,955,000,000		$ 133,544,000,000		$ 128,368,000,000
Portfolio segment ALLL as a percentage of total ALLL	59.00%		59.00%		47.00%
Ratio of the allowance for loan and lease losses to total loans	1.11%		1.20%		1.22%
Total commercial lending [Member] | TDRs [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Loans individually evaluated for impairment - associated allowance	$ 45,000,000		$ 43,000,000		$ 62,000,000
Loans individually evaluated for impairment	428,000,000		434,000,000		542,000,000
Total commercial lending [Member] | Other Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Loans individually evaluated for impairment - associated allowance	60,000,000		76,000,000		77,000,000
Loans individually evaluated for impairment	371,000,000		309,000,000		309,000,000
Total commercial lending [Member] | Purchased Impaired Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Impaired loans - associated allowance	37,000,000		49,000,000		79,000,000
Total consumer lending [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	1,122,000,000		1,760,000,000		2,062,000,000
Charge-offs	(523,000,000)		(550,000,000)		(661,000,000)
Recoveries	165,000,000		179,000,000		185,000,000
Net charge-offs	(358,000,000)		(371,000,000)		(476,000,000)
Provision For Credit Losses	280,000,000		200,000,000		173,000,000
Net change in allowance for unfunded loan commitments and letters of credit	(1,000,000)		1,000,000		1,000,000
Net Recoveries of purchased impaired loans and other	12,000,000		(468,000,000)
Ending Balance	1,055,000,000		1,122,000,000		1,760,000,000
Loans collectively evaluated for impairment - associated allowance	546,000,000		585,000,000		643,000,000
Impaired loans - associated allowance	226,000,000		276,000,000
Loans collectively evaluated for impairment	67,345,000,000		66,977,000,000		68,826,000,000
Fair value option loans	893,000,000		905,000,000		1,034,000,000
Purchased impaired loans	2,847,000,000		3,353,000,000		4,548,000,000
Total loans	$ 72,878,000,000		$ 73,152,000,000		$ 76,449,000,000
Portfolio segment ALLL as a percentage of total ALLL	41.00%		41.00%		53.00%
Ratio of the allowance for loan and lease losses to total loans	1.45%		1.53%		2.30%
Total consumer lending [Member] | TDRs [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Loans individually evaluated for impairment - associated allowance	$ 226,000,000		$ 276,000,000		$ 324,000,000
Loans individually evaluated for impairment	1,793,000,000		1,917,000,000		2,041,000,000
Total consumer lending [Member] | Purchased Impaired Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Impaired loans - associated allowance	$ 283,000,000		$ 261,000,000		$ 793,000,000

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $2.4 billion, Loans of $.9 billion, and Other assets of $.5 billion at December 31, 2016 and Loans held for sale of $1.5 billion, Loans of $.9 billion, and Other assets of $.7 billion at December 31, 2015.